Document And Entity Information	5 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	theMaven, Inc.
Entity Central Index Key	0000894871
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Smaller Reporting Company